UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Balanced Fund

November 30, 2017

AIG-QTLY-0118
1.805755.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.2%
Delphi Automotive PLC	55,900	$5,851
Hertz Global Holdings, Inc. (a)(b)	47,141	893
		6,744
Automobiles - 0.3%
Tesla, Inc. (a)	27,160	8,388
Diversified Consumer Services - 0.4%
ServiceMaster Global Holdings, Inc. (a)	233,060	11,392
Hotels, Restaurants & Leisure - 1.2%
Cedar Fair LP (depositary unit)	56,800	3,855
Compass Group PLC	327,400	6,637
Marriott International, Inc. Class A	45,101	5,728
Starbucks Corp.	78,900	4,562
U.S. Foods Holding Corp. (a)	201,700	5,874
Wyndham Worldwide Corp.	70,597	7,934
		34,590
Household Durables - 0.0%
Panasonic Corp.	60,600	907
Internet & Direct Marketing Retail - 2.0%
Amazon.com, Inc. (a)	36,960	43,493
JD.com, Inc. sponsored ADR (a)	109,900	4,116
Netflix, Inc. (a)	53,177	9,975
		57,584
Leisure Products - 0.1%
Mattel, Inc.	131,482	2,400
Media - 1.9%
Charter Communications, Inc. Class A (a)	38,048	12,412
Comcast Corp. Class A	387,900	14,562
DISH Network Corp. Class A (a)	8,100	410
MDC Partners, Inc. Class A (a)	219,793	2,550
The Walt Disney Co.	175,800	18,427
Time Warner, Inc.	70,200	6,424
		54,785
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	91,700	9,423
Specialty Retail - 2.0%
Home Depot, Inc.	136,609	24,565
L Brands, Inc.	68,704	3,852
Lowe's Companies, Inc.	102,100	8,512
O'Reilly Automotive, Inc. (a)	19,409	4,585
TJX Companies, Inc.	146,265	11,050
Ulta Beauty, Inc.	17,800	3,946
		56,510
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	221,364	13,375

TOTAL CONSUMER DISCRETIONARY		256,098

CONSUMER STAPLES - 5.2%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	29,100	3,334
Constellation Brands, Inc. Class A (sub. vtg.)	31,800	6,919
Molson Coors Brewing Co. Class B	6,100	476
Monster Beverage Corp. (a)	91,375	5,726
The Coca-Cola Co.	416,199	19,049
		35,504
Food & Staples Retailing - 0.9%
CVS Health Corp.	177,627	13,606
Kroger Co.	313,936	8,118
Rite Aid Corp. (a)(b)	278,900	561
Walgreens Boots Alliance, Inc.	49,500	3,602
		25,887
Food Products - 0.5%
Blue Buffalo Pet Products, Inc. (a)	39,700	1,219
Bunge Ltd.	58,400	3,908
Mondelez International, Inc.	141,700	6,085
The Hain Celestial Group, Inc. (a)	6,100	251
The Simply Good Foods Co.	125,900	1,667
TreeHouse Foods, Inc. (a)	48,633	2,238
		15,368
Household Products - 0.5%
Colgate-Palmolive Co.	154,899	11,222
Kimberly-Clark Corp.	13,400	1,605
Spectrum Brands Holdings, Inc.	11,800	1,356
		14,183
Personal Products - 0.5%
Avon Products, Inc. (a)	887,100	1,756
Coty, Inc. Class A	206,516	3,558
Edgewell Personal Care Co. (a)	18,300	1,061
Estee Lauder Companies, Inc. Class A	49,113	6,131
Unilever NV (Certificaten Van Aandelen) (Bearer)	14,000	807
		13,313
Tobacco - 1.6%
Altria Group, Inc.	60,492	4,103
British American Tobacco PLC sponsored ADR	314,264	19,997
Philip Morris International, Inc.	203,981	20,959
		45,059

TOTAL CONSUMER STAPLES		149,314

ENERGY - 3.8%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	79,400	2,361
Hess Midstream Partners LP	37,800	799
NCS Multistage Holdings, Inc.	82,600	1,388
Oceaneering International, Inc.	30,829	602
Schlumberger Ltd.	32,400	2,036
		7,186
Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp.	126,711	6,094
Black Stone Minerals LP	70,100	1,259
Boardwalk Pipeline Partners, LP	139,600	1,876
Cabot Oil & Gas Corp.	118,515	3,431
Callon Petroleum Co. (a)	151,900	1,677
Centennial Resource Development, Inc.:
Class A (c)	52,300	1,061
Class A (a)	35,500	720
Chevron Corp.	69,776	8,303
Cimarex Energy Co.	34,100	3,959
ConocoPhillips Co.	198,900	10,120
Devon Energy Corp.	152,500	5,876
EOG Resources, Inc.	59,000	6,037
Extraction Oil & Gas, Inc. (c)	50,835	766
Extraction Oil & Gas, Inc. (a)	55,634	838
Exxon Mobil Corp.	151,891	12,651
Newfield Exploration Co. (a)	134,100	4,148
Parsley Energy, Inc. Class A (a)	158,100	4,247
PDC Energy, Inc. (a)	42,700	1,962
Phillips 66 Co.	73,574	7,178
Pioneer Natural Resources Co.	31,600	4,931
PrairieSky Royalty Ltd.	77,400	2,025
Reliance Industries Ltd.	116,993	1,672
Suncor Energy, Inc.	149,555	5,187
Valero Energy Corp.	67,000	5,737
		101,755

TOTAL ENERGY		108,941

FINANCIALS - 9.9%
Banks - 4.6%
Bank of America Corp.	1,504,891	42,393
Barclays PLC	638,089	1,665
Citigroup, Inc.	364,330	27,507
Huntington Bancshares, Inc.	1,191,545	17,158
JPMorgan Chase & Co.	186,832	19,528
KeyCorp	199,500	3,787
PNC Financial Services Group, Inc.	101,600	14,281
SunTrust Banks, Inc.	93,300	5,750
Synovus Financial Corp.	24,039	1,193
		133,262
Capital Markets - 1.9%
Affiliated Managers Group, Inc.	11,600	2,305
BlackRock, Inc. Class A	22,790	11,422
CBOE Holdings, Inc.	29,472	3,638
Credit Suisse Group AG	85,892	1,458
E*TRADE Financial Corp. (a)	181,721	8,748
Goldman Sachs Group, Inc.	18,300	4,532
IntercontinentalExchange, Inc.	74,900	5,352
Northern Trust Corp.	71,300	6,972
State Street Corp.	104,900	10,002
		54,429
Consumer Finance - 1.4%
Capital One Financial Corp.	311,734	28,680
Navient Corp.	19,000	240
OneMain Holdings, Inc. (a)	134,400	3,469
SLM Corp. (a)	243,486	2,817
Synchrony Financial	165,400	5,936
		41,142
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc.:
Class A (a)	10	2,915
Class B (a)	18,900	3,648
KBC Ancora	24,048	1,462
Kimbell Royalty Partners LP	39,100	636
On Deck Capital, Inc. (a)	48,400	256
		8,917
Insurance - 1.7%
American International Group, Inc.	45,700	2,740
Chubb Ltd.	54,091	8,228
Hartford Financial Services Group, Inc.	116,100	6,669
Marsh & McLennan Companies, Inc.	98,153	8,238
MetLife, Inc.	180,000	9,662
The Travelers Companies, Inc.	93,200	12,635
WMI Holdings Corp. (a)	4,527	4
		48,176
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)(d)	130,000	0

TOTAL FINANCIALS		285,926

HEALTH CARE - 8.8%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	58,464	6,420
Amgen, Inc.	131,205	23,047
Biogen, Inc. (a)	42,875	13,813
BioMarin Pharmaceutical, Inc. (a)	23,800	2,042
Celgene Corp. (a)	26,000	2,622
Regeneron Pharmaceuticals, Inc. (a)	12,800	4,632
Shire PLC sponsored ADR	25,700	3,823
TESARO, Inc. (a)	27,600	2,335
Vertex Pharmaceuticals, Inc. (a)	63,500	9,162
		67,896
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	297,300	16,759
Becton, Dickinson & Co.	53,700	12,255
Boston Scientific Corp. (a)	563,155	14,800
Intuitive Surgical, Inc. (a)	30,000	11,993
Medtronic PLC	50,401	4,139
ResMed, Inc.	68,900	5,884
Wright Medical Group NV (a)	105,046	2,554
		68,384
Health Care Providers & Services - 1.9%
Henry Schein, Inc. (a)	55,888	3,993
Humana, Inc.	33,400	8,713
McKesson Corp.	18,400	2,718
UnitedHealth Group, Inc.	171,200	39,063
		54,487
Health Care Technology - 0.2%
Cerner Corp. (a)	104,800	7,408
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	134,600	9,320
Thermo Fisher Scientific, Inc.	60,490	11,660
		20,980
Pharmaceuticals - 1.2%
Allergan PLC	54,719	9,512
AstraZeneca PLC sponsored ADR	87,800	2,886
Bristol-Myers Squibb Co.	179,694	11,355
Jazz Pharmaceuticals PLC (a)	24,000	3,354
Merck & Co., Inc.	34,400	1,901
Roche Holding AG (participation certificate)	10,209	2,580
Sanofi SA sponsored ADR	57,200	2,611
		34,199

TOTAL HEALTH CARE		253,354

INDUSTRIALS - 6.5%
Aerospace & Defense - 1.1%
Axon Enterprise, Inc. (a)	185,200	4,608
Lockheed Martin Corp.	12,200	3,893
Northrop Grumman Corp.	30,027	9,230
Raytheon Co.	49,500	9,462
The Boeing Co.	900	249
United Technologies Corp.	29,728	3,610
		31,052
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	33,215	4,034
Airlines - 1.1%
American Airlines Group, Inc.	390,402	19,711
JetBlue Airways Corp. (a)	271,155	5,822
United Continental Holdings, Inc. (a)	116,600	7,383
		32,916
Building Products - 0.4%
Allegion PLC	111,000	9,340
Johnson Controls International PLC	19,800	745
		10,085
Commercial Services & Supplies - 0.1%
Waste Management, Inc.	21,800	1,793
Construction & Engineering - 0.2%
AECOM (a)	188,400	7,065
Electrical Equipment - 1.2%
AMETEK, Inc.	124,308	9,036
Fortive Corp.	128,346	9,581
Sensata Technologies Holding BV (a)	222,025	11,090
Sunrun, Inc. (a)(b)	593,521	3,324
Vivint Solar, Inc. (a)(b)	419,274	1,488
		34,519
Industrial Conglomerates - 0.7%
3M Co.	8,900	2,164
General Electric Co.	587,618	10,748
Honeywell International, Inc.	46,000	7,174
		20,086
Machinery - 0.1%
Caterpillar, Inc.	17,019	2,402
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	98	176
Road & Rail - 1.2%
Avis Budget Group, Inc. (a)	134,496	5,124
CSX Corp.	263,669	14,700
Norfolk Southern Corp.	98,200	13,613
		33,437
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	263,607	9,748

TOTAL INDUSTRIALS		187,313

INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 0.1%
Cisco Systems, Inc.	82,300	3,070
CommScope Holding Co., Inc. (a)	26,400	950
		4,020
Electronic Equipment & Components - 0.6%
Dell Technologies, Inc. (a)	20,700	1,620
Jabil, Inc.	463,582	13,374
Samsung SDI Co. Ltd.	11,485	2,238
		17,232
Internet Software & Services - 4.9%
2U, Inc. (a)	14,800	949
58.com, Inc. ADR (a)	164,999	11,837
Alibaba Group Holding Ltd. sponsored ADR (a)	58,100	10,288
Alphabet, Inc. Class C (a)	54,399	55,564
Box, Inc. Class A (a)	248,200	5,220
Facebook, Inc. Class A (a)	179,213	31,753
MercadoLibre, Inc.	5,500	1,513
MINDBODY, Inc. (a)(b)	213,126	6,948
MongoDB, Inc. Class B	8,401	216
NetEase, Inc. ADR	4,900	1,611
New Relic, Inc. (a)	66,918	3,766
Shopify, Inc.	10,900	1,132
Twilio, Inc. Class A (a)(b)	131,500	3,506
Yext, Inc. (b)	423,490	6,060
		140,363
IT Services - 0.9%
Cognizant Technology Solutions Corp. Class A	127,500	9,216
FleetCor Technologies, Inc. (a)	33,800	6,147
Leidos Holdings, Inc.	27,900	1,774
PayPal Holdings, Inc. (a)	109,400	8,285
		25,422
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc. (a)	22,100	241
Analog Devices, Inc.	31,600	2,721
Broadcom Ltd.	24,700	6,865
Himax Technologies, Inc. sponsored ADR	50,493	693
Micron Technology, Inc. (a)	136,487	5,786
Nanya Technology Corp.	348,000	902
NVIDIA Corp.	53,200	10,678
ON Semiconductor Corp. (a)	352,236	7,073
Qorvo, Inc. (a)	170,114	13,027
Qualcomm, Inc.	124,015	8,227
Semtech Corp. (a)	105,600	3,596
		59,809
Software - 5.5%
Activision Blizzard, Inc.	47,500	2,964
Adobe Systems, Inc. (a)	32,854	5,962
Autodesk, Inc. (a)	378,941	41,570
Citrix Systems, Inc. (a)	332,700	29,155
Electronic Arts, Inc. (a)	19,750	2,100
Fortinet, Inc. (a)	19,700	829
HubSpot, Inc. (a)	39,178	3,171
Microsoft Corp.	430,600	36,244
Parametric Technology Corp. (a)	153,100	9,749
Red Hat, Inc. (a)	10,100	1,280
Salesforce.com, Inc. (a)	130,489	13,613
Symantec Corp.	104,900	3,039
Totvs SA	211,500	1,956
Zendesk, Inc. (a)	180,190	6,056
		157,688
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	166,632	28,636

TOTAL INFORMATION TECHNOLOGY		433,170

MATERIALS - 1.9%
Chemicals - 1.7%
CF Industries Holdings, Inc.	18,200	682
DowDuPont, Inc.	233,817	16,825
FMC Corp.	10,400	982
International Flavors & Fragrances, Inc.	3,700	575
LyondellBasell Industries NV Class A	98,903	10,355
Monsanto Co.	3,100	367
Platform Specialty Products Corp. (a)	185,600	1,847
Praxair, Inc.	22,100	3,402
Sherwin-Williams Co.	6,400	2,556
The Chemours Co. LLC	98,700	5,073
The Scotts Miracle-Gro Co. Class A	17,808	1,761
Tronox Ltd. Class A	3,900	89
W.R. Grace & Co.	14,481	1,062
Westlake Chemical Corp.	20,700	2,027
		47,603
Construction Materials - 0.1%
Eagle Materials, Inc.	29,898	3,346
Containers & Packaging - 0.1%
Ball Corp.	41,282	1,648
Metals & Mining - 0.0%
Freeport-McMoRan, Inc.(a)	103,900	1,446

TOTAL MATERIALS		54,043

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Altisource Residential Corp. Class B	271,610	2,974
American Homes 4 Rent Class A	111,500	2,395
American Tower Corp.	71,350	10,269
Boston Properties, Inc.	24,400	3,059
Colony NorthStar, Inc.	184,191	2,245
Community Healthcare Trust, Inc.	51,262	1,397
Corporate Office Properties Trust (SBI)	45,100	1,368
Corrections Corp. of America	20,000	470
DDR Corp.	60,900	465
Equinix, Inc.	10,000	4,645
Equity Lifestyle Properties, Inc.	8,600	777
Extra Space Storage, Inc.	16,900	1,443
Gaming & Leisure Properties	11,300	410
General Growth Properties, Inc.	69,500	1,633
Healthcare Trust of America, Inc.	74,600	2,282
Omega Healthcare Investors, Inc.	8,200	220
Outfront Media, Inc.	40,012	939
Pennsylvania Real Estate Investment Trust (SBI) (b)	49,000	543
Prologis, Inc.	73,900	4,894
Spirit Realty Capital, Inc.	149,300	1,275
Store Capital Corp.	107,900	2,786
Sun Communities, Inc.	5,742	534
VEREIT, Inc.	130,100	1,015
		48,038
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	68,548	2,972

TOTAL REAL ESTATE		51,010

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	475,029	17,282
Verizon Communications, Inc.	277,404	14,117
Zayo Group Holdings, Inc. (a)	54,100	1,912
		33,311
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	45,800	2,797

TOTAL TELECOMMUNICATION SERVICES		36,108

UTILITIES - 2.1%
Electric Utilities - 1.1%
Exelon Corp.	209,900	8,755
FirstEnergy Corp.	67,300	2,298
Great Plains Energy, Inc.	49,600	1,702
NextEra Energy, Inc.	89,600	14,160
PG&E Corp.	96,975	5,260
		32,175
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	99,500	2,751
NRG Yield, Inc. Class C	44,700	852
The AES Corp.	232,300	2,458
		6,061
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	23,300	699
Dominion Resources, Inc.	85,949	7,231
Public Service Enterprise Group, Inc.	57,900	3,072
SCANA Corp.	9,500	410
Sempra Energy	80,009	9,680
		21,092

TOTAL UTILITIES		59,328

TOTAL COMMON STOCKS
(Cost $1,422,904)		1,874,605
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 8.7%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.2%
General Motors Co. 3.5% 10/2/18	350	354
General Motors Financial Co., Inc.:
3.15% 1/15/20	1,508	1,526
3.25% 5/15/18	180	181
3.45% 4/10/22	1,250	1,268
3.5% 7/10/19	400	407
4% 1/15/25	494	503
4.2% 3/1/21	795	829
4.25% 5/15/23	200	209
		5,277
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	35	35
4.25% 6/15/23	249	266
		301
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	128	130
3.7% 1/30/26	338	351
		481
Media - 0.4%
21st Century Fox America, Inc. 7.75% 12/1/45	621	915
AOL Time Warner, Inc. 2.95% 7/15/26	2,000	1,885
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	707	737
4.908% 7/23/25	475	502
5.375% 5/1/47	961	971
6.484% 10/23/45	250	287
Time Warner Cable, Inc.:
4% 9/1/21	630	647
4.5% 9/15/42	139	129
5.5% 9/1/41	206	215
5.875% 11/15/40	500	538
6.55% 5/1/37	2,604	2,981
6.75% 7/1/18	439	450
7.3% 7/1/38	725	893
8.25% 4/1/19	700	753
		11,903

TOTAL CONSUMER DISCRETIONARY		17,962

CONSUMER STAPLES - 0.5%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	1,408	1,418
3.3% 2/1/23	1,517	1,555
4.7% 2/1/36	1,436	1,590
4.9% 2/1/46	1,642	1,850
		6,413
Food & Staples Retailing - 0.1%
CVS Health Corp.:
3.5% 7/20/22	310	316
3.875% 7/20/25	532	544
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	245	247
3.3% 11/18/21	291	296
		1,403
Tobacco - 0.2%
Altria Group, Inc. 4% 1/31/24	212	226
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (e)	589	609
4.25% 7/21/25 (e)	589	616
Reynolds American, Inc.:
2.3% 6/12/18	258	259
3.25% 6/12/20	115	117
4% 6/12/22	395	412
4.45% 6/12/25	287	306
5.7% 8/15/35	149	175
5.85% 8/15/45	1,140	1,388
6.15% 9/15/43	500	631
7.25% 6/15/37	409	564
		5,303

TOTAL CONSUMER STAPLES		13,119

ENERGY - 1.6%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	494	528
6.5% 4/1/20	92	100
Halliburton Co.:
3.8% 11/15/25	348	358
4.85% 11/15/35	304	332
Noble Holding International Ltd.:
5.75% 3/16/18	41	41
7.7% 4/1/25 (f)	260	219
8.7% 4/1/45 (f)	251	197
		1,775
Oil, Gas & Consumable Fuels - 1.5%
Amerada Hess Corp. 7.875% 10/1/29	376	466
Anadarko Finance Co. 7.5% 5/1/31	995	1,271
Anadarko Petroleum Corp.:
4.85% 3/15/21	900	953
5.55% 3/15/26	489	544
6.45% 9/15/36	143	172
6.6% 3/15/46	660	827
Canadian Natural Resources Ltd.:
1.75% 1/15/18	178	178
3.8% 4/15/24	619	637
5.85% 2/1/35	353	410
Cenovus Energy, Inc. 4.25% 4/15/27 (e)	818	809
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	110	110
3.3% 6/1/20	536	545
4.5% 6/1/25	164	174
DCP Midstream LLC:
4.75% 9/30/21 (e)	364	374
5.35% 3/15/20 (e)	1,027	1,063
DCP Midstream Operating LP:
3.875% 3/15/23	164	164
5.6% 4/1/44	146	143
Duke Energy Field Services 6.45% 11/3/36 (e)	375	401
Empresa Nacional de Petroleo 4.375% 10/30/24 (e)	350	365
Enable Midstream Partners LP:
2.4% 5/15/19 (f)	114	113
3.9% 5/15/24 (f)	121	121
Enbridge Energy Partners LP:
4.2% 9/15/21	438	457
4.375% 10/15/20	411	429
Enbridge, Inc.:
4.25% 12/1/26	248	258
5.5% 12/1/46	286	330
EnLink Midstream Partners LP 2.7% 4/1/19	572	571
Enterprise Products Operating LP:
2.55% 10/15/19	85	85
3.7% 2/15/26	600	612
3.75% 2/15/25	285	293
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	299	305
6.55% 9/15/40	67	78
Kinder Morgan, Inc. 5% 2/15/21 (e)	376	400
Marathon Petroleum Corp. 5.125% 3/1/21	215	231
Nakilat, Inc. 6.067% 12/31/33 (e)	279	324
Petro-Canada 6.05% 5/15/18	150	153
Petrobras Global Finance BV:
4.375% 5/20/23	596	589
5.625% 5/20/43	569	510
7.25% 3/17/44	2,755	2,876
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	3,592	3,736
Petroleos Mexicanos:
3.5% 7/23/20	2,675	2,718
3.5% 1/30/23	285	280
4.5% 1/23/26	1,314	1,314
4.625% 9/21/23	1,040	1,074
4.875% 1/24/22	237	248
4.875% 1/18/24	410	426
5.375% 3/13/22 (e)	385	412
5.5% 1/21/21	369	394
5.5% 6/27/44	207	194
5.625% 1/23/46	749	700
6% 3/5/20	175	187
6.375% 1/23/45	2,366	2,413
6.5% 3/13/27 (e)	720	794
6.5% 6/2/41	661	689
6.75% 9/21/47	413	437
6.75% 9/21/47 (e)	760	804
6.875% 8/4/26	700	799
8% 5/3/19	241	260
Phillips 66 Co. 4.3% 4/1/22	338	359
Phillips 66 Partners LP 2.646% 2/15/20	42	42
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	173	174
Southwestern Energy Co. 6.7% 1/23/25 (f)	324	337
The Williams Companies, Inc.:
3.7% 1/15/23	116	116
4.55% 6/24/24	1,308	1,355
Western Gas Partners LP:
4.65% 7/1/26	1,466	1,521
5.375% 6/1/21	724	770
Williams Partners LP:
3.6% 3/15/22	516	528
3.9% 1/15/25	178	181
4% 11/15/21	236	245
4.3% 3/4/24	868	910
4.5% 11/15/23	257	272
		43,030

TOTAL ENERGY		44,805

FINANCIALS - 3.8%
Banks - 2.0%
Bank of America Corp.:
2.6% 1/15/19	648	652
3.5% 4/19/26	739	751
3.705% 4/24/28 (f)	996	1,020
3.875% 8/1/25	720	755
3.95% 4/21/25	493	507
4.2% 8/26/24	750	788
4.25% 10/22/26	418	439
5.65% 5/1/18	205	208
5.75% 12/1/17	2,655	2,655
5.875% 1/5/21	170	187
Barclays PLC:
2% 3/16/18	2,708	2,708
2.75% 11/8/19	356	358
3.25% 1/12/21	650	658
4.375% 1/12/26	883	917
Citigroup, Inc.:
2.7% 10/27/22	1,228	1,217
3.875% 3/26/25	3,000	3,057
4.05% 7/30/22	151	157
4.3% 11/20/26	1,000	1,041
5.5% 9/13/25	619	696
Citizens Bank NA 2.55% 5/13/21	250	249
Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	216	224
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	556	559
3.75% 3/26/25	1,750	1,787
3.8% 9/15/22	930	960
3.8% 6/9/23	1,257	1,299
Discover Bank 4.2% 8/8/23	259	273
Fifth Third Bancorp:
2.875% 7/27/20	4,000	4,050
8.25% 3/1/38	94	141
HBOS PLC 6.75% 5/21/18 (e)	180	184
HSBC Holdings PLC 4.25% 3/14/24	200	208
HSBC U.S.A., Inc. 1.625% 1/16/18	314	314
Huntington Bancshares, Inc. 7% 12/15/20	97	109
Huntington National Bank:
1.7% 2/26/18	3,052	3,052
2.4% 4/1/20	4,000	3,998
Intesa Sanpaolo SpA:
5.017% 6/26/24 (e)	400	409
5.71% 1/15/26 (e)	997	1,057
JPMorgan Chase & Co.:
2.75% 6/23/20	1,905	1,922
2.95% 10/1/26	1,486	1,451
3.875% 9/10/24	2,768	2,883
4.125% 12/15/26	2,610	2,719
MUFG Americas Holdings Corp. 2.25% 2/10/20	509	507
Rabobank Nederland 4.375% 8/4/25	955	1,006
Regions Bank 6.45% 6/26/37	652	815
Regions Financial Corp. 3.2% 2/8/21	415	423
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,144	3,339
6% 12/19/23	874	967
6.1% 6/10/23	1,190	1,313
6.125% 12/15/22	2,124	2,342
Synchrony Bank 3% 6/15/22	667	662
		57,993
Capital Markets - 1.1%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	641	644
4.25% 2/15/24	466	489
Credit Suisse AG 6% 2/15/18	1,164	1,174
Deutsche Bank AG:
4.25% 10/14/21	278	289
4.5% 4/1/25	1,821	1,847
Deutsche Bank AG London Branch 1.875% 2/13/18	2,780	2,780
Deutsche Bank AG New York Branch 3.3% 11/16/22	1,082	1,080
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (f)	5,456	5,447
3.691% 6/5/28 (f)	2,000	2,018
5.25% 7/27/21	96	104
5.95% 1/18/18	32	32
6% 6/15/20	600	651
6.15% 4/1/18	36	37
6.75% 10/1/37	2,000	2,637
IntercontinentalExchange, Inc. 2.75% 12/1/20	230	233
Lazard Group LLC 4.25% 11/14/20	324	339
Moody's Corp.:
3.25% 1/15/28 (e)	353	348
4.875% 2/15/24	331	363
Morgan Stanley:
2.125% 4/25/18	2,454	2,456
2.65% 1/27/20	1,715	1,726
3.125% 7/27/26	4,572	4,487
3.7% 10/23/24	342	353
4.875% 11/1/22	687	740
5% 11/24/25	93	102
5.75% 1/25/21	268	293
Peachtree Corners Funding Trust 3.976% 2/15/25 (e)	500	509
Thomson Reuters Corp. 3.85% 9/29/24	319	330
UBS AG Stamford Branch 2.35% 3/26/20	300	300
UBS Group Funding Ltd. 4.125% 9/24/25 (e)	682	715
		32,523
Consumer Finance - 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	247	251
Discover Financial Services:
3.85% 11/21/22	462	476
3.95% 11/6/24	1,283	1,314
4.1% 2/9/27	748	760
5.2% 4/27/22	42	45
Ford Motor Credit Co. LLC 2.875% 10/1/18	400	403
Hyundai Capital America:
2% 3/19/18 (e)	752	752
2.875% 8/9/18 (e)	163	164
Synchrony Financial:
3% 8/15/19	140	141
3.75% 8/15/21	211	217
4.25% 8/15/24	213	222
		4,745
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP:
3.25% 9/15/23	844	827
3.85% 2/1/25	450	449
3.875% 8/15/22	738	758
4.125% 6/15/26	298	300
Voya Financial, Inc. 3.125% 7/15/24	427	423
		2,757
Insurance - 0.4%
AIA Group Ltd. 2.25% 3/11/19 (e)	200	199
American International Group, Inc.:
3.3% 3/1/21	346	354
3.75% 7/10/25	1,024	1,049
4.875% 6/1/22	630	683
Aon Corp. 5% 9/30/20	133	142
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 3.957% 5/16/46 (e)(f)(g)	12	12
Liberty Mutual Group, Inc. 5% 6/1/21 (e)	421	452
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	250
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (e)	629	653
MetLife, Inc.:
1.903% 12/15/17 (f)	84	84
4.75% 2/8/21	137	147
Metropolitan Life Global Funding I 3% 1/10/23 (e)	223	225
Pacific LifeCorp 5.125% 1/30/43 (e)	941	1,047
Prudential Financial, Inc.:
2.3% 8/15/18	51	51
6.2% 11/15/40	134	182
7.375% 6/15/19	2,734	2,944
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (e)	505	569
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (e)	120	121
4.125% 11/1/24 (e)	174	183
Unum Group:
3.875% 11/5/25	658	672
4% 3/15/24	600	623
5.625% 9/15/20	270	292
5.75% 8/15/42	758	912
		11,846

TOTAL FINANCIALS		109,864

HEALTH CARE - 0.5%
Biotechnology - 0.0%
AbbVie, Inc.:
2.9% 11/6/22	368	368
3.2% 11/6/22	536	543
		911
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.675% 12/15/19	129	130
Zimmer Biomet Holdings, Inc. 2% 4/1/18	1,079	1,080
		1,210
Health Care Providers & Services - 0.2%
Aetna, Inc. 2.75% 11/15/22	52	51
HCA Holdings, Inc.:
3.75% 3/15/19	375	380
4.25% 10/15/19	1,330	1,365
6.5% 2/15/20	2,750	2,953
Medco Health Solutions, Inc. 4.125% 9/15/20	259	269
		5,018
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	65	65
4.15% 2/1/24	99	105
		170
Pharmaceuticals - 0.2%
Actavis Funding SCS:
2.35% 3/12/18	1,358	1,360
3% 3/12/20	466	470
3.45% 3/15/22	810	823
Mylan N.V.:
2.5% 6/7/19	359	359
3.15% 6/15/21	734	738
3.95% 6/15/26	362	361
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	520	478
2.8% 7/21/23	372	328
3.15% 10/1/26	443	370
Zoetis, Inc. 3.25% 2/1/23	138	140
		5,427

TOTAL HEALTH CARE		12,736

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	309	327
Airlines - 0.0%
Continental Airlines, Inc. 6.9% 1/2/18	0	0
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1	2
8.36% 1/20/19	1	1
		3
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	203	203
2.625% 9/4/18	589	591
3% 9/15/23	84	83
3.375% 6/1/21	369	377
3.75% 2/1/22	505	524
3.875% 4/1/21	303	315
4.25% 9/15/24	336	353
4.75% 3/1/20	338	355
		2,801

TOTAL INDUSTRIALS		3,131

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	74	74
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (f)	78	80

TOTAL INFORMATION TECHNOLOGY		154

MATERIALS - 0.1%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	360
4.25% 11/15/20	116	122
		482
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (e)(f)	258	280
6.75% 10/19/75 (e)(f)	641	752
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (e)	253	252
4.5% 8/1/47 (e)	255	266
Vale Overseas Ltd. 4.375% 1/11/22	200	208
		1,758

TOTAL MATERIALS		2,240

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	84	84
4.6% 4/1/22	138	147
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	104
American Tower Corp. 2.8% 6/1/20	500	504
AvalonBay Communities, Inc. 3.625% 10/1/20	160	165
Boston Properties, Inc. 3.85% 2/1/23	432	452
Camden Property Trust:
2.95% 12/15/22	135	135
4.25% 1/15/24	304	319
Corporate Office Properties LP 5% 7/1/25	414	442
DDR Corp.:
3.625% 2/1/25	313	304
3.9% 8/15/24	115	115
4.25% 2/1/26	758	759
4.625% 7/15/22	247	259
Duke Realty LP:
3.625% 4/15/23	180	185
3.75% 12/1/24	160	165
3.875% 10/15/22	310	323
Equity One, Inc. 3.75% 11/15/22	400	410
ERP Operating LP:
2.375% 7/1/19	246	247
4.75% 7/15/20	265	280
Federal Realty Investment Trust 5.9% 4/1/20	95	102
Government Properties Income Trust 3.75% 8/15/19	1,800	1,818
Health Care REIT, Inc. 2.25% 3/15/18	147	147
Lexington Corporate Properties Trust 4.4% 6/15/24	1,224	1,234
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	884	899
4.5% 1/15/25	320	319
4.5% 4/1/27	3,808	3,725
4.75% 1/15/28	931	920
4.95% 4/1/24	123	128
5.25% 1/15/26	731	762
Retail Opportunity Investments Partnership LP:
4% 12/15/24	99	98
5% 12/15/23	67	70
Weingarten Realty Investors 3.375% 10/15/22	68	69
WP Carey, Inc. 4% 2/1/25	995	999
		16,689
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	1,332	1,362
3.95% 11/15/27	554	548
4.1% 10/1/24	401	409
4.55% 10/1/29	441	450
4.95% 4/15/18	281	283
Digital Realty Trust LP:
3.4% 10/1/20	639	654
3.95% 7/1/22	411	430
4.75% 10/1/25	459	500
5.25% 3/15/21	201	216
Liberty Property LP:
3.375% 6/15/23	185	187
4.125% 6/15/22	177	187
4.4% 2/15/24	418	446
4.75% 10/1/20	394	415
Mack-Cali Realty LP:
3.15% 5/15/23	426	396
4.5% 4/18/22	108	108
Post Apartment Homes LP 3.375% 12/1/22	70	71
Tanger Properties LP:
3.125% 9/1/26	367	346
3.75% 12/1/24	300	300
3.875% 12/1/23	160	162
Ventas Realty LP:
3.125% 6/15/23	189	188
3.5% 2/1/25	189	190
4.125% 1/15/26	192	200
4.375% 2/1/45	85	86
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	227	227
4% 4/30/19	114	116
4.25% 3/1/22	1,250	1,312
		9,789

TOTAL REAL ESTATE		26,478

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
2.45% 6/30/20	380	379
3.6% 2/17/23	971	993
4.5% 3/9/48	1,600	1,464
5.875% 10/1/19	440	469
Verizon Communications, Inc.:
2.625% 2/21/20	362	364
5.012% 4/15/49	225	233
5.012% 8/21/54	1,641	1,655
5.5% 3/16/47	553	618
		6,175
UTILITIES - 0.4%
Electric Utilities - 0.3%
American Electric Power Co., Inc. 1.65% 12/15/17	147	147
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128	1,397
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	273	303
6.4% 9/15/20 (e)	850	933
Eversource Energy:
1.45% 5/1/18	96	96
2.8% 5/1/23	435	434
FirstEnergy Corp.:
4.25% 3/15/23	1,949	2,044
7.375% 11/15/31	608	810
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	312
IPALCO Enterprises, Inc.:
3.45% 7/15/20	944	957
3.7% 9/1/24 (e)	326	325
LG&E and KU Energy LLC 3.75% 11/15/20	49	51
Nevada Power Co. 6.5% 5/15/18	165	168
NV Energy, Inc. 6.25% 11/15/20	115	127
PG&E Corp. 2.4% 3/1/19	55	55
Progress Energy, Inc. 4.4% 1/15/21	823	862
TECO Finance, Inc. 5.15% 3/15/20	141	149
		9,170
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	128
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	176	175
2.7% 6/15/21	173	173
3.55% 6/15/26	277	278
		626
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.6328% 9/30/66 (f)(g)	823	774
3 month U.S. LIBOR + 2.825% 4.16% 6/30/66 (f)(g)	26	26
NiSource Finance Corp. 6.8% 1/15/19	104	109
Puget Energy, Inc.:
6% 9/1/21	457	509
6.5% 12/15/20	147	163
Sempra Energy 2.875% 10/1/22	1,154	1,156
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.5284% 5/15/67 (f)(g)	21	20
		2,757

TOTAL UTILITIES		12,681

TOTAL NONCONVERTIBLE BONDS
(Cost $242,071)		249,345

U.S. Government and Government Agency Obligations - 12.1%
U.S. Treasury Inflation-Protected Obligations - 2.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$6,134	$5,932
0.875% 2/15/47	4,499	4,496
1% 2/15/46	1,917	1,971
1.375% 2/15/44	6,937	7,742
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	5,938	5,836
0.125% 7/15/26	5,488	5,308
0.25% 1/15/25	4,087	4,022
0.375% 7/15/25	5,714	5,678
0.375% 1/15/27	6,192	6,080
0.625% 1/15/26	14,543	14,645

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		61,710

U.S. Treasury Obligations - 10.0%
U.S. Treasury Bills, yield at date of purchase 1.01% to 1.27% 12/14/17 to 2/22/18 (h)	1,950	1,948
U.S. Treasury Bonds:
3% 5/15/45	5,443	5,618
3% 11/15/45	10,645	10,982
3% 2/15/47	14,876	15,347
3% 5/15/47	5,070	5,230
U.S. Treasury Notes:
1.125% 2/28/19	10,000	9,925
1.25% 3/31/21	16,608	16,219
1.25% 10/31/21	27,019	26,207
1.75% 6/30/22	3,208	3,155
1.875% 3/31/22	48,229	47,769
1.875% 9/30/22	26,090	25,772
2% 12/31/21	61,728	61,548
2% 11/30/22	5,000	4,965
2.125% 7/31/24	19,110	18,899
2.125% 11/30/24	27,390	27,041
2.25% 10/31/24	6,125	6,100

TOTAL U.S. TREASURY OBLIGATIONS		286,725

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $350,955)		348,435

Asset-Backed Securities - 0.2%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.0336% 4/25/35 (f)(g)	$30	$30
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.3786% 12/25/33 (f)(g)	2	1
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.1536% 4/25/34 (f)(g)	4	4
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.1086% 3/25/34 (f)(g)	2	2
Series 2004-W11 Class M2, 1 month U.S. LIBOR + 1.050% 2.3786% 11/25/34 (f)(g)	20	20
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.1536% 5/25/34 (f)(g)	20	20
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.4886% 5/25/36 (f)(g)	49	19
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1 month U.S. LIBOR + 0.825% 2.1536% 4/25/34 (f)(g)	60	58
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (e)	1,323	1,377
Class AA, 2.487% 12/16/41 (e)	316	314
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	668	668
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.3779% 12/25/36 (f)(g)	82	69
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 2.7836% 4/25/34 (f)(g)	2	2
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.1236% 6/25/34 (f)(g)	3	3
Series 2004-7 Class AF5, 5.868% 1/25/35	37	37
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700%1.9379% 12/25/33 (f)(g)	1	1
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (e)	533	537
Class A2II, 4.03% 11/20/47 (e)	764	769
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 2.0334% 5/28/35 (f)(g)	2	2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 1 month U.S. LIBOR + 2.175% 3.5036% 8/25/34 (f)(g)	9	9
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.1536% 3/25/34 (f)(g)	0	0
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	615	615
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 1.9729% 1/25/35 (f)(g)	43	42
Class M4, 1 month U.S. LIBOR + 1.020% 2.2579% 1/25/35 (f)(g)	16	13
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 1.8421% 2/25/47 (e)(f)(g)	47	44
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.4261% 11/15/34 (e)(f)(g)	9	9
Class B, 1 month U.S. LIBOR + 0.280% 1.5303% 11/15/34 (e)(f)(g)	3	3
Class C, 1 month U.S. LIBOR + 0.380% 1.6303% 11/15/34 (e)(f)(g)	5	5
Class D, 1 month U.S. LIBOR + 0.750% 2.0003% 11/15/34 (e)(f)(g)	2	2
Home Equity Asset Trust Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.6186% 8/25/33 (f)(g)	15	14
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.5186% 1/25/37 (f)(g)	53	37
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.4433% 3/27/42 (f)(g)	43	32
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.5379% 5/25/37 (f)(g)	13	3
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.3036% 7/25/34 (f)(g)	1	1
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.3479% 4/25/37 (f)(g)	0	0
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 1.8486% 6/25/35 (f)(g)	24	23
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.0086% 8/25/34 (f)(g)	3	3
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 1.9886% 1/25/35 (f)(g)	5	5
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 3.0836% 3/25/35 (f)(g)	5	0
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 1.8386% 9/25/35 (f)(g)	65	64
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.2036% 9/25/34 (f)(g)	21	21
Class M4, 1 month U.S. LIBOR + 2.175% 3.5036% 9/25/34 (f)(g)	31	25
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.5736% 1/25/36 (f)(g)	67	67
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1 month U.S. LIBOR + 0.800% 2.1286% 4/25/33 (f)(g)	0	0
Saxon Asset Securities Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.795% 2.1236% 3/25/35 (f)(g)	21	21
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.27% 6/15/33 (f)(g)	5	5
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 3.0536% 9/25/34 (f)(g)	1	1
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.1886% 9/25/34 (f)(g)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.8621% 4/6/42 (d)(e)(f)(g)	58	31
TOTAL ASSET-BACKED SECURITIES
(Cost $4,693)		5,029

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 1.8886% 1/25/35 (f)(g)	20	20
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.5992% 10/25/34 (f)	11	11
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.4247% 8/25/36 (f)	26	25
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.4072% 2/25/37 (f)(g)	12	12
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.6186% 7/25/35 (f)(g)	19	18
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 1 month U.S. LIBOR + 2.350% 3.585% 6/10/35 (e)(f)(g)	4	3
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.3127% 7/20/34 (f)(g)	1	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.493% 4/25/33 (f)	2	2

TOTAL PRIVATE SPONSOR		92

U.S. Government Agency - 0.0%
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (i)	656	651
Series 2015-H21 Class JA, 2.5% 6/20/65 (i)	637	639

TOTAL U.S. GOVERNMENT AGENCY		1,290

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,363)		1,382

Commercial Mortgage Securities - 0.3%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8303% 2/14/43 (f)(j)	2	0
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class B, 1 month U.S. LIBOR + 1.700% 2.9389% 5/15/32 (e)(f)(g)	3,264	3,265
Class C, 1 month U.S. LIBOR + 2.050% 3.3889% 5/15/32 (e)(f)(g)	435	436
Class D, 1 month U.S. LIBOR + 2.900% 4.2389% 5/15/32 (e)(f)(g)	228	229
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.6036% 12/25/33 (e)(f)(g)	1	1
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.7186% 1/25/36 (e)(f)(g)	25	23
Class B1, 1 month U.S. LIBOR + 1.400% 2.7286% 1/25/36 (e)(f)(g)	1	1
Class M1, 1 month U.S. LIBOR + 0.450% 1.7786% 1/25/36 (e)(f)(g)	8	8
Class M2, 1 month U.S. LIBOR + 0.470% 1.7986% 1/25/36 (e)(f)(g)	2	2
Class M3, 1 month U.S. LIBOR + 0.500% 1.8286% 1/25/36 (e)(f)(g)	4	3
Class M4, 1 month U.S. LIBOR + 0.610% 1.9386% 1/25/36 (e)(f)(g)	2	2
Class M5, 1 month U.S. LIBOR + 0.650% 1.9786% 1/25/36 (e)(f)(g)	2	1
Class M6, 1 month U.S. LIBOR + 0.700% 2.0286% 1/25/36 (e)(f)(g)	2	2
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 1.6679% 10/25/36 (e)(f)(g)	1	1
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.5079% 3/25/37 (e)(f)(g)	13	12
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.5072% 7/25/37 (e)(f)(g)	14	13
Class A2, 1 month U.S. LIBOR + 0.320% 1.5572% 7/25/37 (e)(f)(g)	13	12
Class M1, 1 month U.S. LIBOR + 0.370% 1.6072% 7/25/37 (e)(f)(g)	5	4
Class M2, 1 month U.S. LIBOR + 0.410% 1.6472% 7/25/37 (e)(f)(g)	2	2
Class M3, 1 month U.S. LIBOR + 0.490% 1.7272% 7/25/37 (e)(f)(g)	2	1
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.5279% 7/25/37 (e)(f)(g)	15	14
Class M1, 1 month U.S. LIBOR + 0.310% 1.5472% 7/25/37 (e)(f)(g)	3	2
Class M2, 1 month U.S. LIBOR + 0.340% 1.5772% 7/25/37 (e)(f)(g)	3	3
Class M3, 1 month U.S. LIBOR + 0.370% 1.6072% 7/25/37 (e)(f)(g)	5	4
Class M4, 1 month U.S. LIBOR + 0.500% 1.7372% 7/25/37 (e)(f)(g)	7	6
Class M5, 1 month U.S. LIBOR + 0.600% 1.8372% 7/25/37 (e)(f)(g)	3	2
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (e)	446	451
CSMC Series 2015-TOWN:
Class B, 1 month U.S. LIBOR + 1.900% 3.1389% 3/15/28 (e)(f)(g)	104	104
Class C, 1 month U.S. LIBOR + 2.250% 3.4889% 3/15/28 (e)(f)(g)	101	101
Class D, 1 month U.S. LIBOR + 3.200% 4.4389% 3/15/28 (e)(f)(g)	153	153
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (e)(f)	1,510	1,529
Class CFX, 3.3822% 12/15/34 (e)(f)	433	437
Class DFX, 3.3822% 12/15/34 (e)(f)	367	369
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (e)(f)	763	760
Class B, 4.181% 11/15/34 (e)	269	270
Class C, 5.205% 11/15/34 (e)	189	192
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	697	853
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $9,131)		9,268

Municipal Securities - 0.5%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$70	$104
7.5% 4/1/34	465	682
7.625% 3/1/40	1,640	2,536
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	81
Series 2010 C1, 7.781% 1/1/35	1,030	1,229
Series 2012 B, 5.432% 1/1/42	105	102
Series 2014 B, 6.314% 1/1/44	130	139
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	112	113
4.95% 6/1/23	610	636
5.1% 6/1/33	3,210	3,190
Series 2010-1, 6.63% 2/1/35	1,325	1,469
Series 2010-3:
5.547% 4/1/19	10	10
6.725% 4/1/35	1,350	1,493
7.35% 7/1/35	565	655
Series 2010-5, 6.2% 7/1/21	224	235
Series 2011:
5.665% 3/1/18	410	413
5.877% 3/1/19	1,320	1,366
Series 2013:
2.69% 12/1/17	110	110
3.14% 12/1/18	115	115
TOTAL MUNICIPAL SECURITIES
(Cost $14,133)		14,678

Bank Notes - 0.3%
Capital One NA:
1.65% 2/5/18	2,362	2,361
2.95% 7/23/21	541	545
Discover Bank:
(Delaware) 3.2% 8/9/21	685	696
3.1% 6/4/20	782	792
KeyBank NA 2.25% 3/16/20	1,500	1,498
PNC Bank NA 2.3% 6/1/20	300	300
RBS Citizens NA 2.5% 3/14/19	404	405
Regions Bank 7.5% 5/15/18	1,282	1,313
UBS AG Stamford Branch 1.8% 3/26/18	822	822
TOTAL BANK NOTES
(Cost $8,699)		8,732
	Shares	Value (000s)

Fixed-Income Funds - 9.0%
Fidelity High Income Central Fund 2 (k)	614,483	$69,934
Fidelity Mortgage Backed Securities Central Fund (k)	1,743,516	187,759
TOTAL FIXED-INCOME FUNDS
(Cost $251,027)		257,693

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 1.13% (l)	100,467,522	100,488
Fidelity Securities Lending Cash Central Fund 1.13% (l)(m)	6,318,445	6,319
TOTAL MONEY MARKET FUNDS
(Cost $106,798)		106,807
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,411,774)		2,875,974
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,249
NET ASSETS - 100%		$2,877,223

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	309	Dec. 2017	$40,910	$2,709	$2,709

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,827,000 or 0.1% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,594,000 or 1.1% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,473,000.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Centennial Resource Development, Inc. Class A	12/28/16	$760
Extraction Oil & Gas, Inc.	12/12/16	$928

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$307
Fidelity High Income Central Fund 2	1,083
Fidelity Mortgage Backed Securities Central Fund	1,083
Fidelity Securities Lending Cash Central Fund	214
Total	$2,687

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$68,827	$1,095	$--	$--	$12	$69,934	7.9%
Fidelity Mortgage Backed Securities Central Fund	169,584	19,981	--	--	(1,806)	187,759	2.5%
Total	$238,411	$21,076	$--	$--	$(1,794)	$257,693

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$256,098	$255,191	$907	$--
Consumer Staples	149,314	145,173	4,141	--
Energy	108,941	108,941	--	--
Financials	285,926	282,803	3,123	--
Health Care	253,354	250,774	2,580	--
Industrials	187,313	187,313	--	--
Information Technology	433,170	432,954	216	--
Materials	54,043	54,043	--	--
Real Estate	51,010	51,010	--	--
Telecommunication Services	36,108	36,108	--	--
Utilities	59,328	59,328	--	--
Corporate Bonds	249,345	--	249,345	--
U.S. Government and Government Agency Obligations	348,435	--	348,435	--
Asset-Backed Securities	5,029	--	4,998	31
Collateralized Mortgage Obligations	1,382	--	1,382	--
Commercial Mortgage Securities	9,268	--	9,268	--
Municipal Securities	14,678	--	14,678	--
Bank Notes	8,732	--	8,732	--
Fixed-Income Funds	257,693	257,693	--	--
Money Market Funds	106,807	106,807	--	--
Total Investments in Securities:	$2,875,974	$2,228,138	$647,805	$31
Derivative Instruments:
Assets
Futures Contracts	$2,709	$2,709	$--	$--
Total Assets	$2,709	$2,709	$--	$--
Total Derivative Instruments:	$2,709	$2,709	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 26, 2018